Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 310,338,000	$ 153,299,000
Restricted cash	338,000	786,000
Prepaid expenses and other current assets	36,276,000	42,899,000
Total current assets	346,952,000	196,984,000
Non-current assets:
Property and equipment, net	33,541,000	38,046,000
Prepaid expenses and other non-current assets	2,362,000	3,033,000
Operating lease right-of-use assets, net	18,775,000	51,637,000
Long-term deposits	2,039,000	2,625,000
Deferred tax asset	1,826,000	1,754,000
Intangible assets, net	65,000	158,000
Total assets	405,560,000	294,237,000
Current liabilities:
Accounts payable	431,000	2,263,000
Accrued expenses and other liabilities	23,667,000	27,781,000
Operating lease liabilities, current	4,453,000	3,590,000
Total current liabilities	28,551,000	33,634,000
Non-current liabilities:
Operating lease liabilities, non-current	16,545,000	50,571,000
Liability related to sale of future royalty and sales milestones, net	47,016,000	0
Other long term payables	128,000	0
Total liabilities	92,240,000	84,205,000
Commitments and contingencies (Note 15)
Shareholders' equity:
Additional paid-in capital	843,108,000	595,016,000
Accumulated other comprehensive loss	(8,570,000)	(5,861,000)
Accumulated deficit	(521,340,000)	(379,244,000)
Total shareholders' equity	313,320,000	210,032,000
Total liabilities and shareholders' equity	405,560,000	294,237,000
Ordinary shares
Shareholders' equity:
Ordinary and Deferred shares	4,000	3,000
Deferred Shares
Shareholders' equity:
Ordinary and Deferred shares	0	0
Deferred B shares
Shareholders' equity:
Ordinary and Deferred shares	118,000	118,000
Deferred C shares
Shareholders' equity:
Ordinary and Deferred shares	$ 0	$ 0